Note 18 - Subsequent Events (Narrative) (Q2) (Details)											3 Months Ended
	Sep. 28, 2020 shares	Sep. 20, 2020 shares	Sep. 11, 2020 shares	Aug. 26, 2020 USD ($) shares	Aug. 15, 2020 USD ($) shares	Aug. 13, 2020 USD ($) shares	Aug. 06, 2020 USD ($) $ / shares shares	Jul. 23, 2020 shares	Dec. 13, 2019 shares	Dec. 11, 2019 shares	Mar. 25, 2020 shares	Sep. 30, 2020 $ / shares shares	Jul. 22, 2020 shares	Jun. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Nov. 12, 2018 USD ($)	Dec. 29, 2017 USD ($)
Subsequent Event [Abstract]
Common stock, shares authorized														350,000,000	350,000,000	350,000,000
Common stock, shares issued, shares									2,250,000
Warrants expiration period															1 month 1 day
Line of credit | $																	$ 1,000,000	$ 370,000
Class K Warrants
Subsequent Event [Abstract]
Warrant exercise price | $ / shares														$ 0.08	$ 0.08
Private Placement
Subsequent Event [Abstract]
Common stock, shares issued, shares										21,071,143
Maximum
Subsequent Event [Abstract]
Warrants expiration period																8 years 7 months 6 days
Minimum
Subsequent Event [Abstract]
Warrants expiration period																2 months 16 days
Subsequent Event
Subsequent Event [Abstract]
Common stock, shares authorized								605,000,000					355,000,000
Initial term of license agreement							5 years
License agreement automatic renewal term							1 year
Written notice required prior to expiration of current term							180 days
Common stock, shares issued, shares				5,625,000	93,425,000
Share price | $ / shares							$ 0.20
Warrant exercise price | $ / shares							$ 0.25
Warrants expiration period							3 years
Proceeds from issuance of common stock | $				$ 1,125,000	$ 18,685,000	$ 4,900,000
Common stock shares issued for services	5,000,000			5,000,000
Common stock shares issued for conversion of series c and d preferred stock		17,499,958									1,080,322
Subsequent Event | Short Term Notes Payable
Subsequent Event [Abstract]
Common stock, shares issued, shares				2,250,000
Subsequent Event | Class E Warrants
Subsequent Event [Abstract]
Warrants to purchase shares							123,550,000
Subsequent Event | Private Placement
Subsequent Event [Abstract]
Common stock, shares issued, shares						24,500,000	123,550,000
Subsequent Event | Wainwright & Co., LLC | Private Placement
Subsequent Event [Abstract]
Common stock, shares issued, shares							8,934,375
Subsequent Event | NH Expansion Credit Fund Holdings LP
Subsequent Event [Abstract]
Warrant exercise price | $ / shares							$ 0.01
Warrants expiration period							10 years
Percentage of diluted common stock							2.00%
Principal amount | $							$ 15,000,000
Subsequent Event | Health Tronics
Subsequent Event [Abstract]
Common stock, shares issued, shares				8,275,235			8,275,235
Warrant exercise price | $ / shares							$ 0.25
Warrants expiration period							3 years
Principal amount | $							$ 1,372,743
Repayment of debt | $							$ 4,000,000
Subsequent Event | Health Tronics | Class K Warrants
Subsequent Event [Abstract]
Common stock, shares issued, shares			7,200,000				7,200,000
Subsequent Event | LGH Investment LLC
Subsequent Event [Abstract]
Common stock, shares issued, shares			200,000
Warrants to purchase shares												1,750,000
Warrant exercise price | $ / shares												$ 0.20
Principal amount | $							$ 1,210,000
Subsequent Event | A. Michael Stolarski
Subsequent Event [Abstract]
Principal amount | $							223,511
Line of credit | $							$ 1,000,000
Maturity date							Aug. 06, 2021
Interest rate							12.00%
Common stock conversion price | $ / shares							$ 0.10
Subsequent Event | Celularity's UltraMIST Assets
Subsequent Event [Abstract]
Payment for assets | $							$ 24,000,000
Cash payment | $							18,890,000
Issuance of promissory notes | $							4,000,000
Credit of previous payment | $							$ 1,110,000
Subsequent Event | Maximum
Subsequent Event [Abstract]
Common stock reverse split ratio								50
Subsequent Event | Maximum | Health Tronics
Subsequent Event [Abstract]
Warrants to purchase shares							8,275,235
Subsequent Event | Minimum
Subsequent Event [Abstract]
Common stock reverse split ratio								10